Group Information	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Group information
20.	Group information

At December 31, 2018, the Company’s subsidiaries were as follows:

Direct Holdings
Company name	Country of incorporation	% equity interest		Principal activities
		2017	2018
Farfetch.com Limited	Isle of Man	100	100	Holding company

Indirect Holdings
Company name	Country of incorporation	% equity interest		Principal activities
		2017	2018
Farfetch UK Limited	England & Wales	100	100	Marketing, providing editorial and merchant services
FFBR importacao e exportacao LTDA*	Brazil	100	100	Import & Export Agent for Farfetch
Farfetch.com Brasil Servicos LTDA**	Brazil	100	100	E-commerce, marketing and editorial services
Farfetch.com US LLC	USA	100	100	E-commerce and marketing
Farfetch-Portugal Unipessoal LDA	Portugal	100	100	Back office support
Farfetch HK Holdings Limited	Hong Kong	100	100	Holding Company
Browns (South Molton Street) Limited	England & Wales	100	100	Retail
Farfetch Japan Co Ltd	Japan	100	100	E-commerce and marketing
LASO.CO.LTD	Japan	100	100	E-commerce and marketing
Farfetch China (HK Holdings) Limited	Hong Kong	100	100	Holding company
Farfetch (Shanghai) E-Commerce Co. Ltd	China	100	100	E-commerce services
Farfetch HK Production Limited	Hong Kong	100	100	E-commerce and marketing
Farfetch Store of the Future Limited	England & Wales	100	100	Dormant
Fashion Concierge UK Limited	England & Wales	100	100	E-commerce services
F&C Fashion Concierge, LDA	Portugal	100	100	Dormant
Farfetch Black & White Limited	England & Wales	100	100	E-commerce services
Farfetch International Limited	Isle of Man	100	100	Holding company
Farfetch México, S.A de C.V***	Mexico	100	100	Back office support
Fashion Concierge Powered By Farfetch, LLC	USA	100	100	E-commerce services
Farfetch India Private Limited****	India	100	100	Back office support
Farfetch Middle East FZE	UAE	100	100	Back office support
Farfetch Italia S.R.L.	Italy	100	100	Back office support
Farfetch Australia Pty Ltd	Australia	100	100	Back office support
Farfetch US Holdings, INC	USA	100	100	Holding Company
Fashion Concierge HK Limited	Hong Kong	100	100	E-commerce services
Farfetch Finance Limited	England & Wales	25	25	Finance
Yankee Merger Sub, LLC	USA	100	100	Merger Company for acquisition

*	Owned by Farfetch.com Limited (99.9%) and Farfetch UK Limited (0.1%)
**	Owned by Farfetch.com Limited (99.9995%) and Farfetch UK Limited (0.0005%)
***	Owned by Farfetch.com Limited (1%) and Farfetch UK Limited (99%)
****	Owned by Farfetch.com Limited (0.1%) and Farfetch UK Limited (99.9%)